Derivative Liabilities - Schedule of Assumptions Used Derivative Liabilities (Details) (10-K)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Expected Volatility [Member] | Minimum [Member]
Derivative liability, measurement input percentage	243	176
Expected Volatility [Member] | Maximum [Member]
Derivative liability, measurement input percentage	531	374
Risk Free Interest Rate [Member] | Minimum [Member]
Derivative liability, measurement input percentage	0.09	1.6
Risk Free Interest Rate [Member] | Maximum [Member]
Derivative liability, measurement input percentage	0.18	2.6
Expected Term (Years) [Member] | Minimum [Member]
Expected life (in years)	2 months 30 days	2 months 30 days
Expected Term (Years) [Member] | Maximum [Member]
Expected life (in years)	1 year	2 years